Revenues (FY)- Contract Liability Rollforward (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Movement In Contract With Customer Liability [Roll Forward]
Balance at beginning of period	$ 408	$ 316	$ 316	$ 296
Revenue recognized	(66)	(37)	(46)	(28)
Revenue deferred	44	68	138	48
Balance at end of period	$ 386	$ 347	$ 408	$ 316